Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2040 Portfolio℠
September 30, 2024
VIPIFF2040-NPRT3-1124
1.9909104.101
Bond Funds - 13.1%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	26,584	249,359
Fidelity International Bond Index Fund (a)	14,519	136,475
Fidelity Long-Term Treasury Bond Index Fund (a)	76,795	778,702
VIP High Income Portfolio - Investor Class (a)	6,375	31,494
VIP Investment Grade Bond II Portfolio - Investor Class (a)	33,828	335,235
TOTAL BOND FUNDS (Cost $1,466,308)		1,531,265

Domestic Equity Funds - 47.1%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	15,540	966,875
VIP Equity Income Portfolio - Investor Class (a)	26,910	781,452
VIP Growth & Income Portfolio - Investor Class (a)	33,288	1,075,856
VIP Growth Portfolio - Investor Class (a)	13,799	1,601,979
VIP Mid Cap Portfolio - Investor Class (a)	5,892	246,327
VIP Value Portfolio - Investor Class (a)	26,084	546,204
VIP Value Strategies Portfolio - Investor Class (a)	15,068	270,162
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,480,358)		5,488,855

International Equity Funds - 39.8%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	122,888	1,543,472
VIP Overseas Portfolio - Investor Class (a)	105,074	3,089,176
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,940,845)		4,632,648

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $9,887,511)	11,652,768
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	11,652,768

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	154,354	110,940	24,688	2,628	(36)	8,789	249,359
Fidelity International Bond Index Fund	101,571	82,177	50,307	1,504	272	2,762	136,475
Fidelity Long-Term Treasury Bond Index Fund	440,948	442,349	120,801	16,632	(4,880)	21,086	778,702
VIP Contrafund Portfolio - Investor Class	578,071	326,663	127,108	2,411	1,824	187,425	966,875
VIP Emerging Markets Portfolio - Investor Class	898,561	580,114	169,231	818	3,418	230,610	1,543,472
VIP Equity Income Portfolio - Investor Class	468,751	300,342	93,607	2,770	1,188	104,778	781,452
VIP Government Money Market Portfolio - Investor Class	-	18,548	18,548	79	-	-	-
VIP Growth & Income Portfolio - Investor Class	644,121	371,393	98,101	4,495	303	158,140	1,075,856
VIP Growth Portfolio - Investor Class	957,343	550,887	189,716	14,784	2,183	281,282	1,601,979
VIP High Income Portfolio - Investor Class	19,510	12,008	2,197	9	12	2,161	31,494
VIP Investment Grade Bond II Portfolio - Investor Class	413,221	287,853	376,947	222	(5,349)	16,457	335,235
VIP Mid Cap Portfolio - Investor Class	146,763	95,034	25,131	2,882	262	29,399	246,327
VIP Overseas Portfolio - Investor Class	1,900,461	1,073,343	218,189	7,636	385	333,176	3,089,176
VIP Value Portfolio - Investor Class	327,138	228,538	55,215	7,444	201	45,542	546,204
VIP Value Strategies Portfolio - Investor Class	161,793	116,188	29,848	2,411	173	21,856	270,162
	7,212,606	4,596,377	1,599,634	66,725	(44)	1,443,463	11,652,768

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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